Property and Equipment, net	12 Months Ended
Dec. 31, 2020
BETTER THERAPEUTICS OPCO [Member]
Property and Equipment, net
3.	Property and Equipment, net
Property and equipment consisted of the follow:

	December 31,
	2020	2019
Computer, equipment and software	$100	$83
Furniture and fixtures	155	155
Leasehold improvements	—	109

Property and equipment	255	347
Less: accumulated depreciation	(166)	(164)

Property and equipment, net	$89	$183

Depreciation expense for the years ended December 31, 2020 and 2019 w
a
s $75 and $72, respectively. All of the company’s long-lived assets are located in the United States.